Average Annual Total Returns - Class Z Shares - Alger Spectra Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2010	43.98%	20.11%	17.15%	41.17%	18.23%	15.32%	28.00%	15.93%	13.88%	38.26%	20.67%	16.93%